Background information of business and organization (Tables)	12 Months Ended
Dec. 31, 2017
Background information of business and organization [Abstract]
Schedule of Subsidiaries and its Consolidated Variable Interest Entities
As of December 31, 2017, principal subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Xinyuan Internet Finance Co., Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Dawn International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Legend International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Point International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Grace International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

Genesis Ocean Investments Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honest View Development Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honour Triumph Enterprises Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Well Poly Holdings Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000,000	100%	Sales of construction materials

Zhengzhou Jiasheng Real Estate Co., Ltd.	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“Xinyuan China”)	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Technology Service Co., Ltd. (“Xinyuan Service”)	PRC December 28, 1998	RMB	50,000,000	94%	Property management services

Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	50,000,000	100%	Landscaping engineering and management

Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd. (“Kunshan Xinyuan”) (Note 17(d))	PRC January 31, 2008	RMB	200,000,000	98.67%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development

Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Management Consulting Service Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)(1)	PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Wanzhuo”) (Note 17(b))	PRC September 20, 2012	RMB	200,000,000	20%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	RMB	10,000,000	100%	Culture and media services

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	RMB	100,000,000	100%	Investment holding company

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	RMB	100,000,000	100%	Investment holding company

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	RMB	202,000,000	100%	Electronic commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	RMB	20,000,000	90%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Yinghuai Commerce and Trade Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Property management services

Beijing Juzhouyun Technology Development Co., Ltd. (“Juzhouyun”) (Note 17(d))	PRC December 24, 2014	RMB	10,000,000	100%	Technical services

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Beijing Yinghuai Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Jinan Yinghuai Commerce and Trade Co., Ltd.	PRC December 4, 2015	RMB	3,000,000	100%	Retail store

Henan Yinghuai Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	200,000,000	100%	Real estate development

Shanghai Hexinli Property Management Center. (Limited partnership) (“Shanghai Hexinli”)	PRC July 28, 2015	RMB	10,640,000	78.95%	Property management services

Henan Xinyuan Real Estate Marketing Co., Ltd.	PRC July 30, 2015	RMB	1,000,000	100%	Real estate marketing

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”) (Note 8)	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Henan Xinyuan Quansheng Real Estate Co., Ltd.	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development

Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”)	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd.	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development

Hunan Erli Real Estate Co., Ltd. (“Hunan Erli”)	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development

Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited	PRC July 13, 2016	RMB	5,000,000	100%	Investment holding company

Xinyuan (China) Technology Research Institute Limited	Hong Kong July 8, 2016	HK$	10,000	100%	Technological development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Real estate development

Xinyuan Future Science &; Technology Research (Beijing) Co., Limited	PRC July 8, 2016	RMB	1,000,000	100%	Technological development

Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”)	PRC January 21, 2016	RMB	50,000,000	51%	Real estate development

Xinyan Investment Management Co., Limited. (“Xinrock”)	PRC April 8, 2016	RMB	100,000,000	70%	Investment

Hangzhou Investment Consulting Co., Limited	PRC May 25, 2016	RMB	10,000,000	100%	Investment

Hunan Yue-Mart Commerce and Trade Co., Ltd.	PRC October 11, 2016	RMB	10,000,000	100%	Retail store

Hunan Xintian Real Estate Co., Ltd. (“Hunan Xintian”) (2)	PRC September 28, 2009	RMB	20,000,000	100%	Real estate development

Beijing Xinju Technology Co., Ltd. (Beijing Xinju)	PRC February 7, 2017	RMB	10,000,000	51%	Technical services

Zhengzhou Hangmei Technology Development Co., Ltd.(“Zhengzhou Hangmei”) (3)	PRC November 25, 2014	RMB	50,000,000	51%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Zhengzhou Hangmei Zhengxing Technology Co., Ltd.(“Hangmei Zhengxing”) (4)	PRC March 28, 2016	RMB	50,000,000	60%	Real estate consulting services

Xi’an Dingrun Real Estate Co., Ltd. (“Xi’an Dingrun”) (5)	PRC June 1, 2011	RMB	20,000,000	100%	Real estate development

Zhengzhou Kangshengboda Real Estate Co., Ltd. (“Zhengzhou Kangshengboda”) (6)	PRC July 29, 2016	RMB	50,000,000	100%	Real estate development

Xinjiang Xinyuan Renju Equity Investment., Ltd.	PRC February 24, 2017	RMB	10,000,000	100%	Real estate consulting services

Zhuhai Prince Real Estate Co., Ltd. (“Zhuhai Prince”) (7)	PRC September 13, 1990	RMB	16,000,000	100%	Real estate development

Henan Renxin Real Estate Co., Ltd. (“Henan Renxin”) (8)	PRC July 11, 2008	RMB	200,000,000	51%	Real estate development

Henan Huanzhou Construction Engineering Co., Ltd	PRC June 1, 2017	RMB	50,000,000	100%	Sales of construction material

Xinchuang Technology Co., Ltd.	PRC May 2, 2017	RMB	100,000,000	100%	Real estate consulting services

Hangzhou Huiyuan Investment Management Partnership Enterprise. (Limited partnership)	PRC May 23, 2017	RMB	5,000,000	100%	Investment holding company

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Guangdong Xinyuan Real Estate Co., Ltd.	PRC October 18, 2017	RMB	100,000,000	100%	Real estate development

Beijing Juhe Real Estate Brokerage Co., Ltd.	PRC August 2, 2017	RMB	10,000,000	60%	Real estate brokerage

Taicang Pengchi Real Estate Co., Limited. (“Taicang Pengchi”) (9) (Note 17(b))	PRC June 16, 2017	RMB	200,000,000	17%	Real estate development

Beijing Yuandian Internet Technology Co., Ltd.	PRC November 8, 2017	RMB	10,000,000	100%	Real estate brokerage

Khorgos XinYan Enterprise Management Consulting Co., Ltd.	PRC December 4, 2017	RMB	5,000,000	100%	Management consulting services

Hunan Huaiwei Business Management Co., Ltd.	PRC September 13, 2017	RMB	2,000,000	51%	Retail store
VIE:
Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”) (Note 2(a))	PRC June 15, 2006	RMB	250,000,000	65%	Real estate development

(1)	Liquidated on May 5, 2017.
(2)	Acquired on January 25, 2017.
(3)	Acquired on January 18, 2017.
(4)	Acquired on January 18, 2017. The Company indirectly controls Hangmei Zhengxin through its subsidiary, Zhengzhou Hangmei, which owns 60% equity interest in Hangmei Zhengxing.
(5)	Acquired on May 10, 2017.
(6)	Acquired on June 23, 2017.
(7)	Acquired on June 28, 2017.
(8)	Acquired on June 20, 2017.
(9)	Acquired on December 1, 2017.